CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Total revenues	$ 5,193	$ 5,861	$ 6,773
Cost of revenues
Total cost of revenues	1,857	2,149	2,058
Gross profit	3,336	3,712	4,715
Operating expenses
Research and development	545	825	1,645
Selling and marketing	817	1,471	1,529
General and administrative	2,144	2,239	1,966
Total operating expenses	3,506	4,535	5,140
Operating loss	(170)	(823)	(425)
Financial income (expense), net	(18)	(17)	14
Loss before taxes on income	(188)	(840)	(411)
Taxes on income (tax benefit), net	4	46	(9)
Net loss from continuing operations	(192)	(886)	(402)
Income (loss) from discontinued operations	57	(284)	(1,366)
Net loss	$ (135)	$ (1,170)	$ (1,768)
Net loss per share:
Basic and diluted net loss per share from continuing operations	$ (0.04)	$ (0.26)	$ (0.13)
Basic and diluted net earnings per share from discontinued operations	0.01	(0.08)	(0.46)
Basic and diluted net loss per share	$ (0.03)	$ (0.34)	$ (0.59)
Weighted average number of shares used in computing basic and diluted net loss per share	5,013,374	3,435,161	2,991,547
Telecom services [Member]
Revenues
Total revenues	$ 4,273	$ 4,843	$ 5,467
Cost of revenues
Total cost of revenues	1,486	1,719	1,646
Telecom product sales [Member]
Revenues
Total revenues	920	1,018	1,306
Cost of revenues
Total cost of revenues	$ 371	$ 430	$ 412